DIRECT HOSPITALITY EXPENSE - Components of Direct Hospitality Expense (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	$ 172	$ 90	$ 318	$ 181
Direct hospitality expense	525	277	1,033	565
Hospitality
Disclosure of detailed information about investment property [line items]
Employee compensation and benefits	150	59	285	111
Cost of food, beverage, and retail goods sold	85	61	165	115
Maintenance and utilities	38	25	81	53
Depreciation and amortization	92	62	191	135
Marketing and advertising	22	5	46	14
Other	138	65	265	137
Direct hospitality expense	$ 525	$ 277	$ 1,033	$ 565